Commitments and Contingencies - Schedule of future minimum payments under contractual financial obligations (Details) $ in Thousands	Jul. 31, 2022 CAD ($)
Commitments And Contingencies [Line Items]
Annual minimum payments payable	$ 131,428
July 31, 2023
Commitments And Contingencies [Line Items]
Annual minimum payments payable	44,147
July 31, 2024
Commitments And Contingencies [Line Items]
Annual minimum payments payable	24,536
July 31, 2025
Commitments And Contingencies [Line Items]
Annual minimum payments payable	26,448
July 31, 2026
Commitments And Contingencies [Line Items]
Annual minimum payments payable	23,326
July 31, 2027
Commitments And Contingencies [Line Items]
Annual minimum payments payable	11,771
Thereafter
Commitments And Contingencies [Line Items]
Annual minimum payments payable	$ 1,200